Waddell & Reed InvestEd Growth Portfolio
InvestEd Growth Portfolio
Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 35 of the Portfolio's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 55 of the Portfolio's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Waddell & Reed InvestEd Growth Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	none
Maximum Annual Maintenance Fee		20
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Waddell & Reed InvestEd Growth Portfolio
Management Fees		none
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses (Underlying Funds)		0.77%
Total Annual Portfolio Operating Expenses	[1]	1.02%
[1]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Waddell & Reed InvestEd Growth Portfolio	693	941	1,206	1,951

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Waddell & Reed InvestEd Growth Portfolio	693	941	1,206	1,951

Portfolio Turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is designed for investors who can accept equity market volatility in return for potentially higher returns. The Portfolio is also designed for investors who plan to maintain their investments, and who do not expect to incur expenses related to higher education, for at least nine years. The Portfolio invests, primarily, in Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors bond and income-producing mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of InvestEd Portfolios (Board) has established target ranges for the allocation of the Portfolio's assets. The range of Portfolio net assets invested in equity funds will be from 65% to 100%; correspondingly, the range of Portfolio net assets invested in bond and income-producing funds will be from 35% to 0%. The Board has established the following target ranges for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Core Investment Fund	0%	60%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	60%
Waddell & Reed Advisors Value Fund	0%	40%
Waddell & Reed Advisors International Growth Fund	0%	30%
Waddell & Reed Advisors Vanguard Fund	0%	30%
Waddell & Reed Advisors New Concepts Fund	0%	25%
Waddell & Reed Advisors Small Cap Fund	0%	20%
Waddell & Reed Advisors Cash Management	0%	35%
Waddell & Reed Advisors Bond Fund	0%	25%
Waddell & Reed Advisors Government Securities Fund	0%	25%
Waddell & Reed Advisors High Income Fund	0%	25%
Waddell & Reed Advisors Global Bond Fund	0%	25%

The Portfolio's investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio's holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio's target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio's investment in any specified underlying fund to exceed its target percentage.

By owning shares of the underlying funds, the Portfolio indirectly holds a diversified mixture of U.S. and foreign common stocks and, to a lesser extent, a mixture of investment grade and non-investment grade corporate bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities).

Although the majority of the Portfolio's indirect stock holdings are of large cap companies, the Portfolio is likely to have potentially significant exposure to mid cap companies, foreign companies and, to a lesser extent, small cap companies. Large cap companies are typically companies with market capitalizations of at least $10 billion. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $10 billion. Small cap companies are typically companies with market capitalizations below $3.5 billion.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

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Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio's share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.

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Equity Funds Risk. The Portfolio invests in equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (growth-oriented, large to mid cap companies, foreign companies and, to a lesser extent, small cap companies) may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.

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Bond Funds Risk. A smaller portion of the Portfolio's assets may be invested in bond funds in an effort to offset the volatility of the equity funds. The principal risks that may be encountered by this portion of the Portfolio's assets are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

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Foreign Securities Risk. A portion of the Portfolio's assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect a fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays. As well, the value of a fund's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

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Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio will bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

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Management Risk. Portfolio performance is primarily dependent on WRIMCO's skill in evaluating and managing the Portfolio's holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

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Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio's best interests.

Additional information about the risks of the underlying funds is provided in the Portfolio's prospectus in the section entitled "Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds."

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various indexes. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.923.3355 for the Portfolio's updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 13.32% (the third quarter of 2009) and the lowest quarterly return was -12.98% (the fourth quarter of 2008).
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	Life of Portfolio	Inception Date
Waddell & Reed InvestEd Growth Portfolio	7.57%	4.70%	6.08%	Oct. 01, 2001
Waddell & Reed InvestEd Growth Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on September 30, 2001.)	15.06%	2.29%	4.07%
Waddell & Reed InvestEd Growth Portfolio Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on September 30, 2001.)	6.30%	5.98%	5.52%
Waddell & Reed InvestEd Growth Portfolio Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) (Index comparison begins on September 30, 2001.)	0.24%	2.81%	2.41%